Other financial assets	12 Months Ended
Dec. 31, 2019
Other financial assets
Other financial assets

16 Other financial assets

	December 31, 2019		December 31, 2018
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	60	1,119	61	1,189
Short-term financing receivables held for operating purposes	37		51
	97	1,119	112	1,189
Financing receivables held for non-operating purposes	287		188
	384	1,119	300	1,189
Securities held for operating purposes		55		64
	384	1,174	300	1,253

Financing receivables are stated net of allowance for doubtful accounts as follows:

(€ million)	2019	2018
Carrying amount at the beginning of the year	430	730
Additions	11	279
Deductions	(88)	(596)
Currency translation differences	7	17
Other changes	19
Carrying amount at the end of the year	379	430

Financing receivables held for operating purposes related principally to funds provided to joint ventures and associates in the Exploration & Production segment (€1,041 million) and the Gas & Power segment (€49 million) to execute capital projects of interest to Eni. These receivables are expression of long-term interests in the initiatives funded. The greatest exposure is towards the joint venture Cardón IV SA (Eni’s interest 50%) in Venezuela, which is currently operating the Perla offshore gas field, for €563 million at December 31, 2019 (€705 million at December 31, 2018).

Financing receivables held for operating purposes due beyond five years amounted to €1,018 million (€1,088 million at December 31, 2018).

The fair value of non-current financing receivables held for operating purposes of €1,119 million has been estimated based on the present value of expected future cash flows discounted at rates ranging from -0.3% to 2.0%  (-0.2% and 2.9% at December 31, 2018).

The recoverability of the financial loan granted to the joint venture Cardón IV SA to fund the development projects carried out by the venture was assessed based on the future, expected cash flows of the industrial project. These cash flows are exposed to a counterparty risk given the difficult financial condition of Venezuela and of the national oil company, PDVSA, and to the complexity of the local operating environment. To factor in those risks in assessing the recoverability of the financing, the future cash flows of the project have been adjusted to price possible difficulties in converting future gas sales into cash, essentially assuming a deferral in the time of revenues collection. This schedule was estimated on the basis of a study on empirical evidence relating to the average recovery rates obtained by creditors in the context of sovereign defaults, adjusted to reflect the strategic role of the energy sector to local economy. Those risked cash flows have been then discounted to a risk-adjusted WACC which incorporates the deteriorated local operating environment. This recoverability assessment confirmed the book value of the financial receivable. The same method was used to estimate the recoverable amount of the overdue trade receivables for gas supplies to the state-owned company PDVSA. In 2019, the percentages of the gas revenues collected by the joint venture were in line with the estimates adopted in assessing the loss-given-default applied in the evaluation recoverability performed in 2018; therefore, no adjustment was necessary to the estimation of the percentage of recoverability of these receivables.

The recoverability of other long-term financial assets was assessed by considering the expected probability default in the next twelve months only, as the creditworthiness suffered no significant deterioration in the reporting period.

Financing receivables held for non-operating purposes related to bank deposits with the purpose to invest cash surpluses and restricted deposits in escrow to guarantee transactions on derivative contracts.

Financing receivables held for operating purposes were denominated in euro and U.S. dollar for €370 million and €1,112 million, respectively.

Securities held for operating purposes related to listed bonds issued by sovereign states.

Securities for €20 million (same amount at December 31, 2018) were pledged as guarantee of the deposit for gas cylinders as provided for by the Italian law.

The following table analyses securities per issuing entity:

	Amortized cost	Nominal value	Fair Value	Nominal rate		Rating -
	(€ million)	(€ million)	(€ million)	of return (%)	Maturity date	Moody’s	Rating - S&P
Sovereign states
Fixed rate bonds
Italy	24	24	25	from 0.20 to 4.75	from 2020 to 2025	Baa3	BBB
Others (*)	23	23	23	from 0.05 to 4.20	from 2020 to 2024	from Aa3 to Baa1	from AA to A-
Floating rate bonds
Italy	5	5	5		from 2020 to 2022	Baa3	BBB
Others	3	3	3		2022	Baa3	BBB
Total sovereign states	55	55	56

(*)Amounts included herein are lower than €10 million.

All securities have maturity within five years.

The fair value of securities was derived from quoted market prices.

Receivables with related parties are described in note 36 — Transactions with related parties.